Annual Total Returns[BarChart] - Nationwide Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.39%	14.49%	30.43%	12.18%	1.03%	11.53%	20.20%	(6.27%)	30.95%	22.62%